Shareholders' equity - Stock-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based payments
Stock-based compensation expense	$ 2,134	$ 699
Research and development expenses
Share-based payments
Stock-based compensation expense	540	109
General and administrative expenses
Share-based payments
Stock-based compensation expense	$ 1,594	$ 590